Fair value measurement (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents
Short-term investments (i)	$ 652,251	$ 169,765
Assets	74,893,877	49,931,214
Corporate bonds and other instruments
Certificate of bank deposits (CDB)	216,712	1,365
Investment funds	71,117	123,417
Time deposit	187,683	303,970
Notes	818,885	51,029
Bill of credit (LC)	3	10
Real estate and agribusiness certificate of receivables	7,334	9,430
Real estate and agribusiness letter of credit	606	1,283
Corporate bonds and debentures	186,392	1,126,110
Equity instrument	27,120	12,900
Derivatives	80,748	75,464
Liabilities
Derivatives	65,969	32,329
Country Of Latin America [Member]
Cash and cash equivalents
Assets	11,701,147	8,772,236
Country Of North America [Member]
Cash and cash equivalents
Assets		177,006
Level 1 of fair value hierarchy [member]
Cash and cash equivalents
Short-term investments (i)	632,324	161,094
Corporate bonds and other instruments
Certificate of bank deposits (CDB)
Investment funds	26,722	86,802
Time deposit
Notes
Bill of credit (LC)
Real estate and agribusiness certificate of receivables
Real estate and agribusiness letter of credit
Corporate bonds and debentures	150,159	1,039,320
Equity instrument
Derivatives	288	219
Liabilities
Derivatives	17,426	2,500
Level 1 of fair value hierarchy [member] | Country Of Latin America [Member]
Cash and cash equivalents
Assets	11,701,147	8,772,236
Level 1 of fair value hierarchy [member] | Country Of North America [Member]
Cash and cash equivalents
Assets		177,006
Level 2 of fair value hierarchy [member]
Cash and cash equivalents
Short-term investments (i)	19,927	8,671
Corporate bonds and other instruments
Certificate of bank deposits (CDB)	216,712	1,365
Investment funds	7,626	36,615
Time deposit	187,683	303,970
Notes	818,885	51,029
Bill of credit (LC)	3	10
Real estate and agribusiness certificate of receivables	7,334	9,430
Real estate and agribusiness letter of credit	606	1,283
Corporate bonds and debentures	31,356	86,790
Equity instrument
Derivatives	45,923	24,580
Liabilities
Derivatives	48,543	29,829
Level 2 of fair value hierarchy [member] | Country Of Latin America [Member]
Cash and cash equivalents
Assets
Level 2 of fair value hierarchy [member] | Country Of North America [Member]
Cash and cash equivalents
Assets
Level 3 of fair value hierarchy [member]
Cash and cash equivalents
Short-term investments (i)
Corporate bonds and other instruments
Certificate of bank deposits (CDB)
Investment funds	36,769
Time deposit
Notes
Bill of credit (LC)
Real estate and agribusiness certificate of receivables
Real estate and agribusiness letter of credit
Corporate bonds and debentures	4,877
Equity instrument	27,120	12,900
Derivatives	34,537	50,665
Liabilities
Derivatives
Level 3 of fair value hierarchy [member] | Country Of Latin America [Member]
Cash and cash equivalents
Assets
Level 3 of fair value hierarchy [member] | Country Of North America [Member]
Cash and cash equivalents
Assets